Note 15 - Earnings Per Common Share - Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016
Weighted average number of common shares outstanding used in basic earnings per common share calculation (in shares)	4,215,899	4,180,994	4,127,453
Options and warrants (in shares)	640,410	553,386	513,505
Restricted stock awards (in shares)	11,662	13,367	34,959
Weighted average number of common shares outstanding adjusted for effect of dilutive securities (in shares)	4,867,971	4,747,747	4,675,917
Net income	$ 4,404	$ 6,350	$ 2,956	$ 6,350
Preferred stock dividends	0	0	(108)
Net income available to common shareholders	$ 4,404	$ 6,350	$ 2,848
Basic earnings per common share (in dollars per share)	$ 1.04	$ 1.52	$ 0.69
Diluted earnings per common share (in dollars per share)	$ 0.90	$ 1.34	$ 0.61